Investment Strategy - (Fidelity Treasury Digital Fund)	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
• Normally investing at least 99.5% of total assets in cash and U.S. Treasury securities.
• Normally investing in securities whose interest is exempt from state and local income taxes.
• Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments.
In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities.
Treasury securities are high-quality securities issued or guaranteed by the U.S. Treasury. Treasury securities are backed by the full faith and credit of the U.S. Treasury. Treasury securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.
Use of Blockchain
The fund’s transfer agent maintains the official record of share ownership of the OnChain class in book-entry form. Ownership of the OnChain class will also be recorded – or digitized – on a public blockchain. Although the secondary recording of the OnChain class on a blockchain will not represent the official record of ownership, the transfer agent will reconcile the secondary blockchain transactions with the official records of the OnChain class on at least a daily basis during business days under normal conditions. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation and the ownership of the shares at any given time.
A blockchain is an open, distributed ledger that digitally records transactions in a verifiable and immutable (i.e., permanent) way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, hence the name blockchain.
The secondary recording of OnChain class shares on a blockchain will not affect the fund’s investments or its investment strategies. The fund will invest, consistent with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), at least 99.5% of total assets in cash and U.S. Treasury securities. The fund will not invest in any crypto assets.
For more information regarding the use of blockchain technology for the OnChain class, see “Use of Blockchain” in the Fund Basics section of this prospectus. More detailed information about blockchain technology and the public blockchain network(s) used by the fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the fund and its policies and risks, can be found in the fund’s Statement of Additional Information (SAI).